CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenues	$ 849,548	$ 858,427	$ 3,916,702	$ 3,912,060
Cost of goods sold	682,497	726,089	2,974,681	3,113,789
Gross profit	167,051	132,338	942,021	798,271
Research and development expenses, net	116,992	150,768	478,267	492,937
Selling, general and administrative expenses	343,782	365,026	1,551,895	1,545,462
Gain on sale of assets	(315)	(1,566)	(32,707)	(27,075)
Total operating expenses	460,459	514,228	1,997,455	2,011,324
Operating loss			(1,055,434)	(1,213,053)
Interest expense			(469)	0
Other income			22,050	35,172
Loss before provision for income taxes			(1,033,853)	(1,177,881)
Provision for income taxes			912	912
Net loss	$ (293,408)	$ (381,890)	$ (1,034,765)	$ (1,178,793)
Loss Per Share:
Basic	$ (0.04)	$ (0.06)	$ (0.15)	$ (0.19)
Diluted	$ (0.04)	$ (0.06)	$ (0.15)	$ (0.19)
Weighted Average Common Shares Outstanding:
Basic	7,539,582	6,389,806	7,157,978	6,272,264
Diluted	7,539,582	6,389,806	7,157,978	6,272,264